Equity-Accounted Joint Ventures - Angola Joint Venture - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 m³	Dec. 31, 2025 lease	Dec. 31, 2024 vessel	Dec. 31, 2022 m³
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture					33.00%
Number of vessels		16		2	15
Volume of vessels (in cubic meter)			174,000			174,000
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Number of vessels | vessel		4
Volume of vessels (in cubic meter)			160,400
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%